IFRS 7 - Disclosure - Credit Risk - Summary of Securitization Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Credit exposure	$ 861,193	$ 756,150
Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	79,350	64,286
Securitization exposures [member]
Disclosure of credit risk exposure [line items]
Credit exposure	15,785	14,199
Securitization exposures [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	15,785	14,199
Securitization exposures [member] | Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	12,276	10,688
Securitization exposures [member] | Internal Ratings Based [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	12,276	10,688
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P AAA to BBB- [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	12,276	10,688
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P BB+ To BB- [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	0
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P below BB- [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	0
Securitization exposures [member] | Internal Ratings Based [member] | Equivalent external rating for S&P unrated [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	0	0
Securitization exposures [member] | Standardized approach risk [member]
Disclosure of credit risk exposure [line items]
Credit exposure	3,509	3,511
Securitization exposures [member] | Standardized approach risk [member] | Advanced Internal Ratings Based [member]
Disclosure of credit risk exposure [line items]
Credit exposure	$ 3,509	$ 3,511